Tradr 2X Long CRDO Daily ETF

SCHEDULE OF INVESTMENTS

As of June 30, 2026 (Unaudited)

Value
Other Assets in Excess of Liabilities — 100.0%	$161,892,396
TOTAL NET ASSETS — 100.0%	$161,892,396

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Description	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Clear Street	Credo Technology Group Holding Ltd.	Receive	6.63% (OBFR01* + 300bps)	At Maturity	10/20/2026	$137,412,996	$-	$121,757,826
Marex	Credo Technology Group Holding Ltd.	Receive	6.63% (OBFR01* + 300bps)	At Maturity	7/3/2027	54,986,408	-	5,363,220
TOTAL EQUITY SWAP CONTRACTS								$127,121,046

*	OBFR01 - Overnight Bank Funding Rate, 3.63% as of June 30, 2026.